Shareholders' Deficit (Details) - $ / shares		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Feb. 28, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized			1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares issued			0	0	0
Preference shares, shares outstanding			0	0	0
Total number of ordinary shares outstanding percentage		82.02%	20.00%	20.00%
Ordinary shares, description	the Sponsor paid $25,000, or approximately $0.003 per share, to cover certain offering costs in consideration for 7,187,500 Class B ordinary shares, par value $0.0001 per share. On February 25, 2021, the Company effected a share dividend whereby the Company issued 1,437,500 Class B ordinary shares, resulting in an aggregate of 8,625,000 Class B ordinary shares outstanding. All share and per-share amounts have been retroactively restated to reflect the share dividend.
Class A Ordinary Shares
Shareholders' Deficit (Details) [Line Items]
Common stock, shares authorized			200,000,000	200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding			11,243,496	34,500,000	34,500,000
Class B Ordinary Shares
Shareholders' Deficit (Details) [Line Items]
Common stock, shares authorized			20,000,000	20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding			8,625,000	8,625,000	8,625,000
Ordinary shares, shares issued			8,625,000	8,625,000	8,625,000